Putnam
Michigan
Tax Exempt
Income Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "Since we reported that municipal bonds were a 'screaming buy' ('Why You Should Bond With Munis,' September 1998), they have become even more attractive. . . . Trouble is, it's long been next to impossible for an individual investor to figure out how to get a good deal on a muni bond. . . . How can you avoid getting snared? The simple answer is to buy via a mutual fund."

                              -- Money, "Munificent Munis," November 1998

* "Putnam Michigan Tax Exempt Income Fund has benefited from a wealth of opportunities at the local level. For the remainder of the fund's fiscal year, we anticipate a slowing but still solid economy, which should prove advantageous for the fund and its holdings of industrial development and local general obligation bonds."

                              -- Leslie J. Burke, Fund Manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher. Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made Michigan tax-exempt bonds unusually attractive for the state's tax-conscious investors.

Continued heavy demand for municipal bonds, however, makes the search for securities that meet Putnam Michigan Tax Exempt Income Fund's exacting selection criteria more challenging than ever. Among Fund Manager Leslie Burke's priorities is to seek the highest possible income stream consistent with the fund's relatively conservative investment policy. She has largely pursued this goal through intermediate-term securities.

In the following report from Leslie, you will find a discussion of this strategy and other aspects of the fund's performance during the six months ended November 30, 1998. She also offers her views on prospects for the remainder of fiscal 1999.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Manager
Leslie J. Burke

Putnam Michigan Tax Exempt Income Fund's performance for the six months ended November 30, 1998, reflected price and yield fluctuations at work nationwide. After a turbulent autumn, the municipal bond market calmed down and even slightly outperformed the Treasury market. Yields on long-term municipal bonds declined this fall and are now almost the same as the 30-year Treasury bond yield, an extremely rare situation. Normally when interest rates fall, a flurry of new borrowings boosts supply, but rates have been low for some time and most issuers have already funded their projects. Therefore, the supply of new issues has slowed in most states.

However, your fund also continued to benefit from a wealth of opportunity at the local level. For the semiannual period, your fund's class A shares generated a total return of 2.63% at net asset value (-2.29% at public offering price). For complete performance information, please refer to the summary that begins on page 9.

* GENERATING INCOME TOP PRIORITY IN LOWER-RATE ENVIRONMENT

While the economy as a whole is benefiting from the downtrend in interest rates, it has become increasingly difficult for fixed-income investors to sustain attractive levels of income. We have made it a priority to ensure that your fund's income stream remains competitive with other, more volatile funds with longer maturities. However, it is also our goal to minimize fluctuations in the value of the portfolio. Since long-term bonds generally pay a higher coupon than shorter ones, they tend to be more volatile in price, and we have maintained the fund's maturity on the long side of intermediate (10 to 20 years), a moderately conservative position. To boost income, we have relied on the strength of our credit research department to identify undervalued issues with higher return potential.

Credit analysts are often viewed as number crunchers, but Putnam's credit research team goes further, looking carefully at issuers and at the overall industries in which they operate. The research team may also talk with potential end users, such as elderly people who may be in need of extended-care services. After their research is complete, Putnam's analysts work with underwriters to structure deals. The fund's purchase of Tawas City Hospital bonds exemplifies this collaborative process. It took considerable work to complete, but the fund was rewarded with great value. Tawas bonds were recently called so the hospital could take advantage of the drop in interest rates to refinance old debt. Because we continue to find the project attractive, we reinvested the proceeds in the new Tawas bonds.

Health-care issues constitute a major portion of your fund's portfolio, and Michigan offers plenty from which to choose. The state's health-care industry is active in consolidations, mergers, alignments, and formation of networks, all of which are occurring at a rapid pace. This activity makes the sector fairly liquid and provides opportunities for higher yields. Other names you will see in the portfolio include Chelsea, Hurley, and Garden City hospitals. These are lower-rated issuers and we currently plan to hold them for some time to take advantage of what we see as their potential. Although we have added some other lower-rated holdings, your fund's overall portfolio quality remains high. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care             26.3%

Water and
sewerage                10.2%

Utilities                9.6%

Transportation           7.2%

Education                7.1%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW

Aa -- 2.2%

A -- 9.8%

Baa -- 22.6%

Ba -- 5.0%

B and under -- 2.9%

VMIG1 -- 4.7%

Aaa -- 52.8%

Footnote reads:
Based on percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* PUERTO RICAN BONDS OFFER REWARDS FOR MICHIGAN INVESTORS

Dividends from securities of all U.S. territories and commonwealths -- mainly Puerto Rico, Guam, and the U.S. Virgin Islands -- pass tax free to U.S. investors. During the semiannual period, your fund's portfolio contained a number of Puerto Rican bonds, chosen for diversification and attractive total return potential. These bonds are among the highest yielding of municipal securities because island economies are dominated by tourism and oil. This makes them more vulnerable to any kind of economic slowdown in the United States. However, we have used insurance to nullify credit risk, since our interest in Puerto Rican bonds is based on opportunity as much as on yield.

Between September 1997 and April 1998, Puerto Rico came to market with a lot of debt to fund new projects, resulting in an abundance of supply. We were active buyers, but the supply of new issues diminished over the summer while demand continued, and we began paring down the fund's holdings, selling them at a profit. We could not have predicted the hurricane that hit the island this summer, but we were grateful we had a security net protecting the fund from any drop in credit quality. Since the insurance feature stays with the bond even when it is sold, we were able to continue to profit from the sale of Puerto Rican bonds.

* FUND STRUCTURED TO PERFORM REGARDLESS OF INTEREST-RATE ENVIRONMENT

The squalls that buffeted the U.S. economy this year have made projecting the future direction of interest rates especially difficult. Since relative price stability is an important part of your fund's investment objective, we are not willing to accept the price risk that would be associated with lengthening duration. Consequently we have balanced the fund between bonds selling at a discount, which offer upside price potential in a rising market, and those trading at a premium, which act as a hedge if bond prices turn down.

To illustrate how this works, consider that a bond selling at $99 7/8 is about to reach $100 -- its face amount on the date that it is set to expire (also called its par value). If the market rises, a bond trading near par will not rise as much as one trading at a discount -- at $92, $93, or $94, for example. If the market trends down, bonds trading at or near par offer substantially less downside protection than those trading at a premium -- $104, $105, or $106, for example. By balancing the portfolio with discount and premium bonds, our goal is to allow the fund to make the most of upturns and minimize the impact of downturns.

* LIGHT CALENDAR AHEAD FOR MUNICIPALS

The supply of new municipal issues in Michigan remained strong in October, but during the holiday season the capital markets in general do not see much activity. At the close of the period, the fund was fully invested and had coupon payments due in December and January; our goal is to keep the cash that accumulates working for shareholders, generating tax-free income.

Looking toward the balance of the fund's fiscal year, we anticipate a slowing but still solid economy, supported by Federal Reserve Board policies and consumers' willingness to spend. As of the close of the period, the Fed had cut interest rates three times, sending a positive message to the world and to Wall Street. Many problems still loom, especially in the international markets, but the U.S. economy seems steady.

While we continue to believe it is in shareholders' best interest to minimize the fund's sensitivity to changing interest rates, its holdings of industrial development bonds and local general obligations bonds should prove advantageous in a climate of slow, steady economic growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Michigan Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income tax consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                Class A           Class B           Class M
(inception date)               (10/23/89)        (7/15/93)         (4/17/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.63%   -2.29%    2.29%   -2.71%    2.47%   -0.82%
------------------------------------------------------------------------------
1 year                       5.86     0.79     5.18     0.18     5.54     2.15
------------------------------------------------------------------------------
5 years                     32.42    26.10    28.18    26.18    30.34    26.07
Annual average               5.78     4.75     5.09     4.76     5.44     4.74
------------------------------------------------------------------------------
Life of fund                89.80    80.84    77.65    77.65    83.41    77.49
Annual average               7.30     6.73     6.52     6.52     6.89     6.51
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                              Lehman
                                             Brothers
                                            Municipal         Consumer
                                            Bond Index      Price Index
------------------------------------------------------------------------------
6 months                                       3.84%           0.74%
------------------------------------------------------------------------------
1 year                                         7.77            1.55
------------------------------------------------------------------------------
5 years                                       37.81           12.48
Annual average                                 6.63            2.38
------------------------------------------------------------------------------
Life of fund                                 103.52           30.57
Annual average                                 8.14            2.98
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

                                    Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)                 6             6            6
------------------------------------------------------------------------------
Income                             $0.222471     $0.191732    $0.208175
------------------------------------------------------------------------------
Capital gains1                            --            --           --
------------------------------------------------------------------------------
  Total                            $0.222471     $0.191732    $0.208175
------------------------------------------------------------------------------
Share value:                      NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
5/31/98                         $9.35     $9.82    $9.34   $9.35     $9.66
------------------------------------------------------------------------------
11/30/98                         9.37      9.84     9.36    9.37      9.68
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2           4.71%     4.49%    4.06%   4.40%     4.26%
------------------------------------------------------------------------------
Taxable equivalent3              8.16      7.78     7.03    7.62      7.38
------------------------------------------------------------------------------
Current 30-day SEC yield4        3.91      3.72     3.19    3.67      3.55
------------------------------------------------------------------------------
Taxable equivalent3              6.77      6.44     5.52    6.36      6.15
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 42.26% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (10/23/89)        (7/15/93)         (4/17/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                     2.48%   -2.43%    2.26%   -2.74%    2.44%   -0.86%
------------------------------------------------------------------------------
1 year                       4.57    -0.42     3.89    -1.08     4.25     0.81
------------------------------------------------------------------------------
5 years                     29.93    23.78    25.76    23.79    27.83    23.67
Annual average               5.38     4.36     4.69     4.36     5.03     4.34
------------------------------------------------------------------------------
Life of fund                90.07    81.10    77.81    77.81    83.63    77.70
Annual average               7.24     6.68     6.46     6.46     6.84     6.46
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
November 30, 1998 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FNMA Coll.      -- Federal National Mortgage Association Collateralized
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
TAN             -- Tax Anticipation Notes
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (103.7%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS(RAT)         VALUE

Michigan (91.4%)
--------------------------------------------------------------------------------------------------------------------------
         $4,000,000  Battle Creek, Downtown Dev.TAN, MBIA,
                       5s, 5/1/17                                                               AAA         $    4,010,000
          5,500,000  Battle Creek, Downtown Dev. Auth. Tax Increment
                       Rev. Bonds, 7.65s, 5/1/22                                                BBB+             6,572,500
          2,000,000  Battle Creek, Tax Incremental Fin. Auth. Rev. Bonds,
                       7.1s, 5/1/10                                                             A-               2,337,500
                     Detroit, G.O. Bonds
          2,475,000    Ser. B, 7s, 4/1/04                                                       BBB+             2,787,469
          4,875,000    Ser. A, 6.8s, 4/1/15                                                     Aaa              5,685,469
                     Detroit, City School Dist. G.O. Bonds
          1,500,000    Ser. A, AMBAC, 6 1/2s, 5/1/11                                            Aaa              1,781,250
          2,455,000    Ser. A, AMBAC, 6 1/2s, 5/1/09                                            Aaa              2,893,831
          5,000,000    Ser. B, FGIC, 4 3/4s, 5/1/28                                             Aaa              4,750,000
          5,390,000  Detroit, Downtown Dev. Auth. Tax Increment
                       Rev. Bonds (Dev. Area No. 1), Ser. A, MBIA,
                       4 3/4s, 7/1/25                                                           Aaa              5,133,975
                     Detroit, Dev. Fin. Auth. Tax Increment Rev. Bonds,
                       Ser. A
          1,145,000    9 1/2s, 5/1/21                                                           BBB+/P           1,405,488
          1,500,000    5 1/2s, 5/1/21                                                           BB-              1,477,500
                     Detroit, Wtr. Supply Syst. IFB, FGIC
          1,500,000    9.221s, 7/1/22                                                           Aaa              1,743,750
          7,000,000    Prerefunded, 9.221s, 7/1/22                                              Aaa              8,478,750
          3,000,000  Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. A, MBIA
                       Second Lien, 5 3/4s, 7/1/11                                              Aaa              3,367,500
          4,700,000  Dickinson Cnty., Hosp. Rev. Bonds
                       (Memorial Hosp. Syst.), 8 1/8s, 11/1/24                                  BBB-             5,422,625
          1,400,000  Ecorse, Pub. School Dist. G.O. Bonds, FGIC,
                       6 1/2s, 5/1/08                                                           Aaa              1,645,000
                     Flint, Hosp. Auth. Rev. Bonds (Hurley Med. Ctr.),
                       Ser. A
          1,250,000    5 3/8s, 7/1/28                                                           Baa1             1,246,875
          1,000,000    5 3/8s, 7/1/20                                                           Baa1               997,500
                     Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
          2,000,000    7.8s, 7/1/14                                                             Baa1             2,170,000
            630,000    Ser. A, 6s, 7/1/06                                                       Baa1               681,188
          4,235,000  Garden Cty, Hosp. Fin. Auth. Rev. Bonds
                       (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17 (SEG)                        BBB-/P           4,203,238
          1,000,000  Grand Rapids, Hsg. Fin. Auth. Multi-Fam. Rev. Bonds,
                       Ser. A, FNMA Coll., 7 5/8s, 9/1/23                                       AAA              1,092,500
          4,000,000  Greater Detroit, Res. Recvy. Auth. Rev. Bonds, Ser. A,
                       AMBAC, 6 1/4s, 12/13/06                                                  Aaa              4,575,000
          4,400,000  Ingham Cnty. Econ. Dev. Corp. Ltd. Rev. Bonds,
                       VRDN (Martin Luther Memorial Home, Inc.),
                       3.45s, 4/1/22                                                            A-1+             4,400,000
          3,500,000  Kalamazoo, Hosp. Fin. Auth. Fac. IFB, FGIC,
                       6.788s, 6/1/11                                                           Aaa              3,762,500
          3,000,000  MI Hosp. Fin. Auth. Rev. Bonds (Chelsea
                       Cmnty. Hosp.), 5 3/8s, 5/15/19                                           BBB              2,992,500
          3,840,000  MI Muni. Board Auth. State Revolving Rev. Bonds,
                       6 1/2s, 10/1/17                                                          Aa1              4,406,400
          3,280,000  MI Pub. Pwr. Agcy. Rev. Bonds (Belle Riv.), Ser. A,
                       MBIA, 5 1/4s, 1/1/18                                                     Aaa              3,333,300
          7,000,000  MI State Bldg. Auth. Rev. Bonds, Ser. I, AMBAC,
                       6 1/2s, 10/1/07                                                          Aaa              8,216,250
                     MI State Hosp. Fin. Auth. Rev. Bonds
            920,000    (Garden City Hosp.), 8 1/2s, 9/1/17                                      BB               1,052,250
            460,000    Prerefunded (Garden City Hosp.), 8 1/2s, 9/1/17                          BB                 526,125
          1,300,000    (Metropolitan Hosp.), Ser. B, 8 1/8s, 7/1/18                             BBB+             1,376,167
          4,500,000    (Sinai Hosp.), 6.7s, 1/1/26                                              A3               5,023,125
          2,000,000    (Sinai Hosp.), 6 5/8s, 1/1/16                                            A3               2,225,000
          2,000,000    (Presbyterian Villages), 6 1/2s, 1/1/25                                  BBB/P            2,137,500
          2,000,000    (Presbyterian Villages), 6.4s, 1/1/15                                    BBB/P            2,140,000
                     MI State Hsg. Dev. Auth. Rental Hsg. Rev. Bonds
          1,600,000    Ser. A, FSA, 7.55s, 4/1/23                                               Aaa              1,732,000
          2,900,000    Ser. B, AMBAC, 6 3/4s, 10/1/12                                           Aaa              2,943,500
          2,500,000  MI State Strategic Fund Solid Waste Disp.
                       Rev. Bonds (SD Warren Co.), Ser. C,
                       7 3/8s, 1/15/22                                                          BB-/P            2,800,000
          5,000,000  MI State Strategic Fund Ltd. Rev. Bonds
                       (Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29                        Aaa              5,093,750
                     MI State Strategic Fund Ltd. Oblig. Rev. Bonds
          2,785,000    (Arbor Model & Tooling), 10 1/4s, 9/15/19                                B-/P             2,910,158
          3,600,000    (Mercy Svcs. for Aging), 9.4s, 5/15/20                                   Aaa              3,924,000
          3,445,000    (Env. Research), 8 1/8s, 10/1/14                                         AAA/P            3,655,283
          3,150,000    (Ford Motor Co.), Ser. A, 7.1s, 2/1/06                                   A1               3,689,438
          1,500,000    7s, 5/1/21                                                               Aaa              1,942,500
          1,700,000    (Crown Paper Co.), Ser. A, 6 1/2s, 8/1/21                                BB-              1,604,375
          3,000,000    (Worthington Armstrong Venture),
                       5 3/4s, 10/1/22                                                          A                3,176,250
          5,000,000  Pontiac Hosp. Fin. Auth. Rev. Bonds, 6s, 8/1/23                            Baa3             5,131,250
          1,440,000  Tawas City, Hosp. Fin. Auth. Rev. Bonds
                       (St. Joseph Hlth. Syst.), Ser. A, 5 3/4s, 2/15/23                        BB+/P            1,441,800
                     Waterford, Econ. Dev. Corp. Rev. Bonds
                       (Canterbury Hlth. Care, Inc.)
          1,500,000    8 3/8s, 7/1/23 (acquired 9/7/95,
                       cost $1,558,050) (RES)                                                   B-/P             1,425,000
          1,485,000    8s, 7/1/08 (acquired 9/7/95, cost $1,499,568) (RES)                      B-/P             1,410,750
          2,000,000  Wayland, Uni. School Dist. Rev. Bonds, FGIC,
                       8s, 5/1/10                                                               Aaa              2,645,000
          2,000,000  Wayne Charter Cnty., Arpt. Rev. Bonds (Detroit
                       Met. Wayne Cnty), Ser. A, MBIA, 5s, 12/1/28                              Aaa              1,947,500
          1,000,000  Wayne Charter Cnty., Special Arpt. Fac. Rev. Bonds
                       (Northwest Airlines Inc.), 6 3/4s, 12/1/15                               BB+/P            1,098,750
          2,405,000  Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA,
                       6s, 6/1/08                                                               Aaa              2,708,631
          6,000,000  Western Township, Util. Auth. Swr. Disp. Syst.
                       Rev. Bonds, 8.2s, 1/1/18                                                 BBB+             6,141,240
          3,200,000  Wyandotte, Elec. Rev. Bonds, MBIA, 6 1/4s, 10/1/17                         Aaa              3,492,000
                                                                                                            --------------
                                                                                                               176,963,200

Puerto Rico (12.3%)
--------------------------------------------------------------------------------------------------------------------------
                     Cmnwlth. of PR, G.O. Bonds
          2,000,000    (Pub. Impt.), 5 1/2s, 7/1/13                                             A                2,175,000
          1,000,000    5 1/2s, 7/1/10                                                           A                1,093,750
          5,000,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN, MBIA,
                       3.05s, 12/1/15                                                           VMIG1            5,000,000
          1,500,000  Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds,
                       Ser. GG, FSA, 4 3/4s, 7/1/21                                             Aaa              1,473,750
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          2,835,000    Ser. Z, MBIA, 6 1/4s, 7/1/11                                             Aaa              3,363,019
          2,000,000    Ser. Y, MBIA, 6 1/4s, 7/1/13                                             AAA              2,367,500
          3,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. X, MBIA,
                       6s, 7/1/15                                                               Aaa              3,333,750
          2,100,000  PR Pub. Bldg. Auth. Fac. Rev. Bonds, Ser. A, AMBAC,
                       6 1/4s, 7/1/14                                                           Aaa              2,485,872
          2,500,000  PR Pub. Bldg. Auth. Rev. Gtd. (Govt. Fac.), Ser. B,
                       AMBAC, 5s, 7/1/27                                                        Aaa              2,515,625
                                                                                                            --------------
                                                                                                                23,808,266
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $189,312,666) (b)                                              $  200,771,466
--------------------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $193,692,358.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $189,312,666, resulting in gross unrealized appreciation and depreciation of $12,198,116 and $739,316, respectively, or net unrealized appreciation of $11,458,800.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $1,835,750 or 1.5% of net assets.

(SEG) A portion of this this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.


      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at November 30, 1998.

      The fund had the following industry group concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

             Health care               26.3%
             Water and sewerage        10.2

      The fund had the following insurance concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

             MBIA                      22.3%
             AMBAC                     13.1
             FGIC                      11.9

-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998 (Unaudited)
                                                                    Unrealized
                                      Aggregate Face    Expiration Appreciation/
                         Total Value      Value           Date    (Depreciation)
-------------------------------------------------------------------------------
Muni Bond Index Future
(long)                   $3,920,531    $3,891,621       12/21/98     $ 28,910
U.S. Treasury Bond 20 yr.
(short)                   1,295,938     1,294,019        3/22/99       (1,919)
U.S. Treasury Bond 20 yr.
(short)                   7,011,563     6,854,212       12/21/98     (157,351)
-------------------------------------------------------------------------------
                                                                    $(130,360)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $189,312,666) (Note 1)                                            $200,771,466
-----------------------------------------------------------------------------------------------
Cash                                                                                    288,853
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        2,797,097
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  599,965
-----------------------------------------------------------------------------------------------
Total assets                                                                        204,457,381

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             67,888
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   460,467
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      9,718,242
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               97,687
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            288,799
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               17,894
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            8,462
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,016
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   81,720
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   22,848
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    10,765,023
-----------------------------------------------------------------------------------------------
Net assets                                                                         $193,692,358

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $183,225,774
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             24,709
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (886,565)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           11,328,440
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $193,692,358

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($147,244,419 divided by 15,712,033 shares)                                               $9.37
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.37)*                                    $9.84
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($44,838,078 divided by 4,791,821 shares)***                                              $9.36
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,609,861 divided by 171,860 shares)                                                    $9.37
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.37)**                                   $9.68
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)
Tax exempt interest income:                                                          $5,432,645
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        575,213
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          119,116
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        4,158
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,037
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   147,242
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   181,412
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     4,646
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   6,950
-----------------------------------------------------------------------------------------------
Registration fees                                                                           111
-----------------------------------------------------------------------------------------------
Auditing                                                                                 13,868
-----------------------------------------------------------------------------------------------
Postage                                                                                   5,994
-----------------------------------------------------------------------------------------------
Other                                                                                    38,763
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,100,510
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (22,815)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,077,695
-----------------------------------------------------------------------------------------------
Net investment income                                                                 4,354,950
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        831,728
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (1,039,636)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                                     601,201
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 393,293
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $4,748,243
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  4,354,950    $  8,969,604
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (207,908)        352,930
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              601,201       4,915,632
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  4,748,243      14,238,166
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,494,703)     (7,267,831)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (873,756)     (1,659,310)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (40,701)        (58,550)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (329,485)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --         (86,482)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (2,621)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                  --        (272,362)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --         (71,489)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (2,167)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     4,909,256       6,157,905
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          5,248,339      10,645,774

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 188,444,019     177,798,245
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $24,709 and $78,919, respectively)                                       $193,692,358    $188,444,019
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                         Nov. 30
operating performance           (Unaudited)                                      Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.35            $9.12            $8.85            $9.01            $8.90            $9.30
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22              .47              .48              .49              .52              .52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .02              .27              .27             (.16)             .11             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .24              .74              .75              .33              .63              .20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.47)            (.48)            (.49)            (.52)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.03)              --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                        --             (.01)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.51)            (.48)            (.49)            (.52)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.37            $9.35            $9.12            $8.85            $9.01            $8.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.63*            8.28             8.67             3.76             7.45             2.03
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $147,244         $145,547         $142,038         $138,390         $136,010         $128,921
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .50*             .99              .99             1.00              .95              .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.35*            5.02             5.33             5.42             6.03             5.58
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             15.16*           32.44            55.30           139.08            82.91            41.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31,1994 and thereafter, includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                           For the period
Per-share                         Nov. 30                                                                           July 15, 1993+
operating performance           (Unaudited)                              Year ended May 31                            to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.34            $9.11            $8.84            $9.00            $8.90            $9.43
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .19              .41              .43              .43              .47              .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .02              .27              .26             (.16)             .10             (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .21              .68              .69              .27              .57             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)            (.41)            (.42)            (.43)            (.47)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                        --             (.01)              --               --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.19)            (.45)            (.42)            (.43)            (.47)            (.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.36            $9.34            $9.11            $8.84            $9.00            $8.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.29*            7.58             7.99             3.05             6.72             (.68)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $44,838          $41,155          $35,041          $29,371          $21,071          $10,251
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .83*            1.64             1.64             1.65             1.59             1.42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.03*            4.36             4.68             4.74             5.31             4.25*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             15.16*           32.44            55.30           139.08            82.91            41.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31,1994 and thereafter, includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                          Nov. 30                                                          April 17, 1995+
operating performance                            (Unaudited)                      Year ended May 30                   to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.35            $9.12            $8.85            $9.00            $8.80
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .21              .44              .46              .47              .05(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .02              .27              .27             (.16)             .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .23              .71              .73              .31              .26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.44)            (.46)            (.46)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                                         --             (.01)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.48)            (.46)            (.46)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.37            $9.35            $9.12            $8.85            $9.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            2.47*            7.95             8.36             3.53             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $1,610           $1,742             $719             $558             $119
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .65*            1.29             1.29             1.28              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.20*            4.70             5.01             5.06              .84*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              15.16*           32.44            55.30           139.08            82.91
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31,1994 and thereafter, includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Michigan Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of Michigan tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1998, fund expenses were reduced by $22,815 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $350 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $11,470 and $508 from the sale of class A and class M shares, respectively and $42,565 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $29,565,416 and $28,473,636, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        733,354        $ 6,867,612
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      225,625          2,109,920
-----------------------------------------------------------------------------
                                                   958,979          8,977,532

Shares
repurchased                                       (806,218)        (7,548,689)
-----------------------------------------------------------------------------
Net increase                                       152,761        $ 1,428,843
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,436,408       $ 13,364,868
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      466,207          4,341,440
-----------------------------------------------------------------------------
                                                 1,902,615         17,706,308

Shares
repurchased                                     (1,909,657)       (17,772,405)
-----------------------------------------------------------------------------
Net decrease                                        (7,042)         $ (66,097)
-----------------------------------------------------------------------------

                                                         Six months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        585,278         $5,474,226
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       58,102            542,759
-----------------------------------------------------------------------------
                                                   643,380          6,016,985

Shares
repurchased                                       (257,151)        (2,401,555)
-----------------------------------------------------------------------------
Net increase                                       386,229         $3,615,430
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        921,679        $ 8,581,338
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      110,708          1,029,532
-----------------------------------------------------------------------------
                                                 1,032,387          9,610,870

Shares
repurchased                                       (472,164)        (4,386,108)
-----------------------------------------------------------------------------
Net increase                                       560,223        $ 5,224,762
-----------------------------------------------------------------------------

                                                         Six months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         25,766          $ 240,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,326             31,106
-----------------------------------------------------------------------------
                                                    29,092            271,920

Shares
repurchased                                        (43,533)          (406,937)
-----------------------------------------------------------------------------
Net decrease                                       (14,441)         $(135,017)
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        121,707         $1,132,419
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        4,374             40,812
-----------------------------------------------------------------------------
                                                   126,081          1,173,231

Shares
repurchased                                        (18,602)          (173,991)
-----------------------------------------------------------------------------
Net increase                                       107,479          $ 999,240
-----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE  SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Leslie J. Burke
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Michigan Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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